Principal activities and organization	12 Months Ended
Dec. 31, 2022
Principal activities and organization
Principal activities and organization
1.	Principal activities and organization
JD.com, Inc. (the “Company”) is a leading supply chain-based technology and service provider, providing products and services to consumers, third-party merchants, suppliers and other business partners through its subsidiaries, consolidated variable interest entities (“VIEs”) and consolidated VIEs’ subsidiaries (collectively, the “Group”).
The Group operates e-commerce business, including online retail and online marketplace mainly through its retail mobile apps and www.jd.com website (collectively, “JD Platform”). The Group serves consumers through online retail, focusing on product selection, price and convenience, serves third-party merchants through online marketplace, offering programs that enable the merchants to sell their products on JD Platform and to fulfill the orders either by themselves or through the Group’s logistics services. Leveraging its AI capabilities and technologies, the Group provides a variety of marketing services to business partners through its proprietary advertisement technology platform. Leveraging its leading logistics network, the Group provides integrated supply chain solutions and logistics services, primarily including warehousing and distribution services, express and freight services and other value-added services to third parties, including both third-party merchants and suppliers on JD Platform and other business partners, through JD Logistics, Inc. (“JD Logistics”), the Group’s logistics subsidiary. The Group also operates healthcare business through JD Health International Inc. (“JD Health”), establishes platform for developing and managing modern infrastructure through JINGDONG Property, Inc. (“JD Property”, formerly known as JD Property Group Corporation), empowers industrial development by supply chain, technology and services through JINGDONG Industrials, Inc. (“JD Industrials”, formerly known as JD Industrial Technology Inc.) and provides on-demand retail platform services and on-demand delivery services through Dada Nexus Limited (“Dada”).
On June 18, 2020, the Company completed its global offering and the Company’s shares have been listed on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEX”) under the stock code “9618”. The Company issued 152,912,100 Class A ordinary shares, including the exercise of the over-allotment option, at Hong Kong Dollar (“HK$”) 226 per share. Net proceeds from the global offering after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB31.3 billion.
On December 8, 2020 and May 28, 2021, JD Health and JD Logistics completed initial public offering (“IPO”) and the shares have been listed on the Main Board of the HKEX under the stock code “6618” and “2618”, respectively.
The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and consolidated VIEs’ subsidiaries.

As of December 31, 2022, the Company’s major subsidiaries, consolidated VIEs and consolidated VIEs’ subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
JD Logistics Holding Limited	64%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JINGDONG Property, Inc.	77%	Cayman Islands, January 2012
JD Logistics, Inc.	64%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD Asia Development Limited	77%	British Virgin Islands, February 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	64%	Shaanxi, China, May 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd. (“Beijing Wodong Tianjun”)	100%	Beijing, China, May 2018
JD Health International Inc.	68%	Cayman Islands, November 2018
JD Jiankang Limited	100%	British Virgin Islands, April 2019
JD Industrial Technology Limited	100%	British Virgin Islands, October 2019
JINGDONG Industrials, Inc.	81%	Cayman Islands, November 2019
Jingdong Logistics Supply Chain Co., Ltd.	64%	Jiangsu, China, June 2020
Jiangsu Huiji Space Technology Co., Ltd. (“Jiangsu Huiji”)	100%	Jiangsu, China, March 2019
JD Sunflower Investment Limited	100%	British Virgin Islands, February 2016
Windcreek Limited	100%	British Virgin Islands, January 2016
Dada Nexus Limited (“Dada”)	53%	Cayman Islands, July 2014

Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Suqian Juhe Digital Enterprise Management Co., Ltd. (“Suqian Juhe”)		Jiangsu, China, June 2020

Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Beijing Jingdong Qianshi Technology Co., Ltd.		Beijing, China, September 2018

•	Organization
The Company was incorporated in the British Virgin Islands (“BVI”) in November 2006 and was
re-domiciled
in the Cayman Islands in January 2014 as an exempted company registered under the laws of the Cayman Islands.
In April 2007, April 2011, May 2017, March 2019 and June 2019, the Company established Jingdong Century, Shanghai Shengdayuan, Xi’an Jingxundi, Jiangsu Huiji and Beijing Jingdong Jiankang Co., Ltd. (“Jingdong Jiankang”) as wholly foreign-owned enterprises in the PRC, respectively. In April 2007, September 2010, August 2015, June 2017, June 2019 and June 2020, Jingdong 360, Jiangsu Yuanzhou, Jingdong Bangneng, Xi’an Jingdong Xincheng, Suqian Jingdong Tianning Jiankang Technology Co., Ltd. (“Suqian Jingdong Tianning”) and Suqian Juhe were incorporated in the PRC, respectively. The paid-in
capital of each of these entities was funded by the Company, and they were established to facilitate the Group’s operation and business expansion plans and comply with the PRC laws and regulations which prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required. By entering into a series of agreements, Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng became VIEs of Jingdong Century, Xi’an Jingdong Xincheng became a VIE of Xi’an Jingxundi, Suqian Jingdong Tianning became a VIE of Jingdong Jiankang and Suqian Juhe became a VIE of Jiangsu Huiji. Consequently, Jingdong Century became the primary beneficiary of Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng, Xi’an Jingxundi became the primary beneficiary of Xi’an Jingdong Xincheng, Jingdong Jiankang became the primary beneficiary of Suqian Jingdong Tianning and Jiangsu Huiji became the primary beneficiary of Suqian Juhe. In September 2022, the Group renewed certain agreements, among which Jiangsu Yuanzhou and Jingdong Bangneng became VIEs of Shanghai Shengdayuan and Shengdayuan became the primary beneficiary of Jiangsu Yuanzhou and Jingdong Bangneng.

•	Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the Chinese mainland through certain PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements are substantially similar in key aspects governing the contractual arrangements with a variable interest entity of the Group, include loan agreements, exclusive purchase option agreements, exclusive technology consulting and services agreements or exclusive business cooperation agreements, as applicable, intellectual property rights license agreement, equity pledge agreements, powers of attorney, business cooperation agreement and business operation agreements. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration date. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the consolidated VIEs and their Nominee Shareholders:

•	Loan agreements
Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted interest-free loans to the relevant Nominee Shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. The loans for initial and subsequent capital injections are eliminated with the capital of the relevant VIEs during consolidation. The Group’s relevant PRC subsidiaries can require the Nominee Shareholders to settle the loan amount with the equity interests of the relevant VIEs, subject to any applicable PRC laws, rules and regulations. The loan agreements are renewable upon expiration.

•	Exclusive purchase option agreements
The Nominee Shareholders of the VIEs have granted the Group’s relevant PRC subsidiaries the exclusive and irrevocable rights to purchase from the Nominee Shareholders, to the extent permitted under the PRC laws and regulations, part or all of the equity interests in these entities for a purchase price equal to the lowest price permitted by the PRC laws and regulations. The Group’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their Nominee Shareholders have agreed that without prior written consent of the Group’s relevant PRC subsidiaries, they will not transfer or otherwise dispose the equity interests or declare any dividend.

•	Exclusive technology consulting and services agreements or exclusive business cooperation agreements
The Group’s relevant PRC subsidiaries and relevant VIEs entered into exclusive technology consulting and services agreements or exclusive business cooperation agreements, as applicable, under which the relevant VIEs engage the Group’s relevant PRC subsidiaries as their exclusive provider of technical platform and technical support, business support, maintenance and other services. The VIEs shall pay to the Group’s relevant PRC subsidiaries service fees determined based on the volume and market price of the service provided. All the benefits and interests generated from the agreements, including but not limited to intellectual property rights, know-how
and trade secrets, will be the Group’s relevant PRC subsidiaries’ sole and exclusive rights. During the term of the agreements, the relevant VIEs may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of the Group’s relevant PRC subsidiaries.

•	Equity pledge agreements
Pursuant to the relevant equity pledge agreements, the Nominee Shareholders of the VIEs have pledged all of their equity interests in the relevant VIEs to the Group’s relevant PRC subsidiaries as collateral for all of their payments due to the Group’s relevant PRC subsidiaries and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Group’s relevant PRC subsidiaries without the Group’s relevant PRC subsidiaries’ preapproval. The Group’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Group’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate repayment of the loans or to dispose of the pledged equity interests through transfer or assignment.

•	Powers of attorney
Pursuant to the irrevocable powers of attorney, each of the Nominee Shareholders appointed any person designated by the Group’s relevant PRC subsidiaries as their attorney-in-fact
to exercise all shareholder rights under the PRC laws and the relevant articles of association, including but not limited to, voting on their behalf on all matters requiring shareholder approval, disposing of all or part of the Nominee Shareholders’ equity interests, and electing, appointing or removing directors and the general managers of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continue to be the shareholders of the VIEs. Each of the Nominee Shareholders has waived all the rights which have been authorized to the person designated by the Group’s relevant PRC subsidiaries under each power of attorney.

•	Business operation agreements
Pursuant to the business operation agreements, the relevant Nominee Shareholders of the VIEs must appoint the candidates nominated by the Group’s relevant PRC subsidiaries to be the directors on the VIEs’ board of directors in accordance with applicable laws and the articles of association of the VIEs, and must cause the persons recommended by the Group’s relevant PRC subsidiaries to be appointed as the VIEs’ general manager, chief financial officer and other senior executives.

•	Risks in relations to the VIE structure
The Company believes that the contractual arrangements among its subsidiaries, the VIEs and their owners are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements. The Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholders’ approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholders’ voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with the VIEs are found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or potentially be forced to relinquish Company’s interests in those operations. The Company believes the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks is remote.

The following table sets forth the assets, liabilities, results of operations and changes in cash, cash equivalents, and restricted cash of the consolidated VIEs (where appropriate, the term “VIEs” also refers to its subsidiaries as a whole) structured by the Contractual Agreements, which have eliminated the intercompany transactions within the consolidated VIEs:

	As of December 31,
	2021	2022

	(RMB in millions)
Total assets	80,138	78,162
Total liabilities	77,858	74,553

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Total net revenues	86,054	117,419	134,516
Net income/(loss)	(422)	(3,069)	1,137

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Net cash provided by operating activities	9,912	1,593	5,434
Net cash used in investing activities	(11,053)	(10,089)	(4,498)
Net cash provided by/(used in) financing activities	2,659	11,611	(1,306)

Net increase/(decrease) in cash, cash equivalents, and restricted cash	1,518	3,115	(370)
Cash, cash equivalents, and restricted cash at beginning of year	927	2,445	5,560

Cash, cash equivalents, and restricted cash at end of year	2,445	5,560	5,190

As of December 31, 2021 and 2022, the total assets of the Group’s consolidated VIEs excluding the intra-company balances and transactions within the Group were RMB77,734 million and RMB71,527 million, respectively, which were consisting of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, net, inventories, net, investment securities, investment in equity investees, property, equipment and software, net, operating lease right-of-use
assets and prepayments and other assets. As of December 31, 2021 and 2022, the total liabilities of the consolidated VIEs after eliminating the intra-company balances and transactions within the Group were RMB32,642 million and RMB39,368 million, respectively, which were consisting of short-term debts, accounts payable, operating lease liabilities, long-term borrowings, accrued expenses and other liabilities.
For the years ended December 31, 2020, 2021 and 2022, the total net revenues of the Group’s consolidated VIEs were RMB36,976 million, RMB59,124 million and RMB72,666 million, respectively, which have been reflected in the Group’s consolidated financial statements with the intra-company transactions within the Group eliminated.

In accordance with the Contractual Agreements, the Group’s relevant PRC subsidiaries have the power to direct activities of the Group’s consolidated VIEs, and can have assets transferred out of the Group’s consolidated VIEs. Therefore, the Group’s relevant PRC subsidiaries consider that there is no asset in the Group’s consolidated VIEs that can be used only to settle their obligations except for registered capitals and the PRC statutory reserves of the Group’s consolidated VIEs amounting to RMB3,217 million as of December 31, 2022. As the Group’s consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group’s relevant PRC subsidiaries for all the liabilities of the Group’s consolidated VIEs. As of December 31, 2021 and 2022, the total shareholders’ equity of the Group’s consolidated VIEs was RMB1,535 million and RMB3,609 million, respectively.
Currently there is no contractual arrangement that could require the Group’s relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s consolidated VIEs. As the Group conducts certain businesses in the Chinese mainland through the consolidated VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.